Cash flows from operating activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Profit (loss)	€ 181.0	€ 225.1	€ 153.6
Adjustments for:
Exceptional items	45.3	20.6	54.5
Non-cash fair value purchase price adjustment of inventory	8.4	0.0	0.0
Share based payments expense	5.1	9.0	14.9
Depreciation and amortization	71.6	67.6	68.3
Loss on disposal and impairment of property, plant and equipment	0.7	0.9	0.6
Net finance costs	106.0	63.7	73.2
Taxation	55.7	70.4	56.7
Operating cash flow before changes in working capital, provisions and exceptional items	473.8	457.3	421.8
(Increase)/decrease in inventories	(23.8)	(12.7)	23.5
Decrease/(increase) in trade and other receivables	24.1	(1.8)	(34.4)
(Decrease)/increase in trade and other payables	(25.0)	107.2	(40.6)
Increase in employee benefit and other provisions	1.2	2.0	6.6
Cash generated from operations before tax and exceptional items	450.3	552.0	376.9
Material reconciling items [member]
Adjustments for:
Exceptional items	€ 45.3	€ 20.6	€ 54.5